TANGIBLE AND INTANGIBLE ASSETS (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 246,123	$ 213,825	$ 142,343
Less: Accumulated depreciation	(102,636)	(80,977)	(22,599)
Property and equipment, net	143,487	132,848	119,744
Mobile Kiosk Display [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	156,931	127,333	63,395
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	44,901	44,901	44,901
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	12,991	10,291	17,273
Internal Use Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 31,300	$ 31,300	$ 16,775